Related party transactions - Additional Information (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gem [member]
Disclosure of transactions between related parties [line items]
Non current financial liabilities at amortized cost	SFr 1,355	SFr 1,280